Income Taxes - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 6.7	$ 1.5